Summary of Warrant Activity (Details) - The Arena Group Holdings Inc [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Shares, Exercisable at end of year	107,956
Common Stock Financing Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Shares, outstanding, at beginning of year	116,118
Weighted Average Exercise Price, outstanding, at beginning of year | $ / shares	$ 13.20
Weighted Average Remaining Contractual Life, Outstanding at beginning of year	2 years 11 months 8 days
Number of Shares, Expired	(8,162)
Weighted Average Exercise Price, Expired | $ / shares	$ 35.22
Number of Shares, outstanding at end of year	107,956
Weighted Average Exercise Price, outstanding, at end of year | $ / shares	$ 10.61
Weighted Average Remaining Contractual Life, Outstanding at end of year	1 year 3 months 25 days
Number of Shares, Exercisable at end of year	107,956
Weighted Average Exercise Price, Exercisable at end of year | $ / shares	$ 10.61
Weighted Average Remaining Contractual Life, Exercisable at end of year	1 year 3 months 25 days